ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2019
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]
NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund III L.P. (the “Partnership” or “Fund”) was formed under the laws of the State of Delaware on September 19, 1991, for the purpose of acquiring, holding, and disposing of limited partnership interests in operating limited partnerships which were organized to acquire, develop, rehabilitate, operate and own newly constructed, existing or rehabilitated apartment complexes which qualified for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. Certain of the apartment complexes also qualified for the Historic Rehabilitation Tax Credit for their rehabilitation of a certified historic structure and are subject to the provisions of the Internal Revenue Code relating to the Rehabilitation Investment Credit. The general partner of the fund is Boston Capital Associates III L.P. and the limited partner is BCTC III Assignor Corp. (the “assignor limited partner”).

Pursuant to the Securities Act of 1933, the fund filed a Form S-11 Registration Statement with the Securities and Exchange Commission, effective January 24, 1992, which covered the offering (the “Public Offering”) of the Fund’s beneficial assignee certificates (“BACs”) representing assignments of units of the beneficial interest of the limited partnership interest of the assignor limited partner. The Fund originally registered 20,000,000 BACs at $10 per BAC for sale to the public in one or more series. An additional 2,000,000 BACs at $10 per BAC were registered for sale to the public in one or more series on September 4, 1994. BACs sold in bulk were offered to investors at a reduced cost per BAC.

The BACs issued and outstanding in each series as of March 31, 2019 and 2018 are as follows:

	Issued		Outstanding
	2019	2018	2019	2018
Series 15	3,870,500	3,870,500	3,810,700	3,811,700
Series 16	5,429,402	5,429,402	5,332,500	5,367,700
Series 17	5,000,000	5,000,000	4,938,247	4,956,447
Series 18	3,616,200	3,616,200	3,558,134	3,586,734
Series 19	4,080,000	4,080,000	4,056,000	4,056,000
	21,996,102	21,996,102	21,695,581	21,778,581

In accordance with the limited partnership agreements, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99% to the assignees and 1% to the general partner.

Investments in Operating Limited Partnerships

The Fund accounts for its investments in operating limited partnerships using the equity method, whereby the Fund adjusts its investment cost for its share of each operating limited partnership’s results of operations and for any distributions received or accrued. However, the Fund recognizes the individual operating limited partnership’s losses only to the extent that the Fund’s share of losses of the operating limited partnerships does not exceed the carrying amount of its investment and its advances to operating limited partnerships. Unrecognized losses are suspended and offset against future individual operating limited partnership income.

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the fund’s share of losses and, accordingly, a valuation allowance is recorded against the receivables. Accordingly, the partnership recorded a valuation allowance as follows:

	2019	2018
Series 15	$-	$12,394
Series 16	-	246
Series 17	-	-
Series 18	345	345
Series 19	-	25,120
	$345	$38,105

The Fund reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the investment to the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Fund also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. During the years ended March 31, 2019 and 2018, the Fund did not record an impairment loss.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Fund records tax credit adjusters as a reduction in investment in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Fund utilizes a March 31 year-end. The Fund records income and losses from the operating limited partnerships on a calendar year basis which is not materially different from income and losses generated if the operating limited partnerships utilized a March 31 year-end.

The Fund records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Fund when received.

The Fund records certain acquisition costs as an increase in its investment in operating limited partnerships. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the Fund. These differences are shown as reconciling items in note C.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Fund determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Fund determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Fund reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the Partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Fund has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Fund also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Fund determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the Partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Fund invests meet the definition of a VIE. However, management does not consolidate the Fund’s interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Fund currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Fund’s balance in investment in operating limited partnerships, advances to operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Fund’s exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Income Taxes

The Fund has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns. The Funds’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Fund is not required to take any tax positions in order to qualify as a pass-through entity. The Fund is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Fund has no other tax positions which must be considered for disclosure. Income tax returns filed by the Fund are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2015 remain open.

Cash Equivalents

Cash equivalents include money market accounts having original maturities at their acquisition dates of three months or less.

Fiscal Year

For financial reporting purposes, the Fund uses a March 31 year-end, whereas for income tax reporting purposes, the Fund uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Net Income (Loss) per Beneficial Assignee Certificate

Net loss per beneficial assignee certificate unit is calculated based upon the weighted average number of units outstanding during the year or period. The weighted average number of units in each series at March 31, 2019 and 2018 are as follows:

	2019	2018
Series 15	3,811,450	3,826,100
Series 16	5,358,900	5,386,300
Series 17	4,951,897	4,961,322
Series 18	3,579,584	3,595,259
Series 19	4,056,000	4,058,025
	21,757,831	21,827,006

Plan of Liquidation and Dissolution

On June 1, 2016, BAC Holders approved a Plan of Liquidation and Dissolution for the Partnership, (the “Plan”). Pursuant to the Plan, the general partner may, without further action by the BAC Holders, sell the remaining assets held by the Partnership. We expect to complete the sale of the apartment complexes approximately three to five years after the BAC holders approval of the Plan, which was June 1, 2016. However, because of numerous uncertainties, the liquidation may take longer than expected, and the final liquidating distribution may occur months after all of the apartment complexes have been sold. Because the liquidation of the Partnership was not imminent, as of March 31, 2019, the financial statements are presented assuming the Partnership will continue as a going concern.